Cash and cash equivalents - Short-Term Deposits, Classified as Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents [Line Items]
Principal	$ 345,949	$ 43,396
Short-term deposits, classified as cash equivalents	$ 1,099,441	$ 237,655
Short term deposit One [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.95%	0.58%
Principal	$ 42,998	$ 200,000
Interest accrued to date	609	100
Short-term deposits, classified as cash equivalents	$ 43,607	$ 200,100
Short term deposit Two [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.94%	0.31%
Principal	$ 100,817	$ 1,250
Interest accrued to date	537
Short-term deposits, classified as cash equivalents	$ 101,354	$ 1,250
Short term deposit Three [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.96%	0.36%
Principal	$ 41,421	$ 8,000
Interest accrued to date	343	2
Short-term deposits, classified as cash equivalents	$ 41,764	$ 8,002
Short term deposit Four [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.96%	0.28%
Principal	$ 100,660	$ 500
Interest accrued to date	644
Short-term deposits, classified as cash equivalents	$ 101,304	$ 500
Short term deposit Five [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.95%	3.12%
Principal	$ 32,248	$ 3,550
Interest accrued to date	458	2
Short-term deposits, classified as cash equivalents	$ 32,706	$ 3,552
Short term deposit Six [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.95%	0.26%
Principal	$ 73,831	$ 2,500
Interest accrued to date	1,070
Short-term deposits, classified as cash equivalents	$ 74,901	$ 2,500
Short term deposit Seven [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.96%	0.40%
Principal	$ 30,146	$ 1,500
Interest accrued to date	183
Short-term deposits, classified as cash equivalents	$ 30,329	$ 1,500
Short term deposit Eight [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.95%	0.40%
Principal	$ 103,288	$ 1,500
Interest accrued to date	523
Short-term deposits, classified as cash equivalents	$ 103,811	$ 1,500
Short term deposit Nine [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.94%	0.30%
Principal	$ 20,710	$ 5,000
Interest accrued to date	168	1
Short-term deposits, classified as cash equivalents	$ 20,878	$ 5,001
Short term deposit Ten [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.96%	0.37%
Principal	$ 50,330	$ 1,000
Interest accrued to date	322
Short-term deposits, classified as cash equivalents	$ 50,652	$ 1,000
Short term deposit Eleven [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.98%	0.34%
Principal	$ 100,487	$ 2,000
Interest accrued to date	621
Short-term deposits, classified as cash equivalents	$ 101,108	$ 2,000
Short term deposit Twelve [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.96%	0.27%
Principal	$ 70,341	$ 2,750
Interest accrued to date	428
Short-term deposits, classified as cash equivalents	$ 70,769	$ 2,750
Short term deposit Thirteen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.97%	0.06%
Principal	$ 100,258	$ 3,000
Interest accrued to date	584
Short-term deposits, classified as cash equivalents	$ 100,842	$ 3,000
Short term deposit Fourteen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	4.54%	0.07%
Principal	$ 82,000	$ 5,000
Interest accrued to date	424
Short-term deposits, classified as cash equivalents	$ 82,424	5,000
Short term deposit Fifteen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	4.54%
Principal	$ 122,000
Interest accrued to date	631
Short-term deposits, classified as cash equivalents	$ 122,631
Short term deposit Sixteen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.42%
Principal	$ 2,000
Interest accrued to date	7
Short-term deposits, classified as cash equivalents	$ 2,007
Short term deposit Seventeen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.44%
Principal	$ 1,500
Interest accrued to date	6
Short-term deposits, classified as cash equivalents	$ 1,506
Short term deposit Eighteen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.22%
Principal	$ 2,103
Interest accrued to date	1
Short-term deposits, classified as cash equivalents	$ 2,104
Short term deposit Nineteen [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.95%
Principal	$ 600
Interest accrued to date	2
Short-term deposits, classified as cash equivalents	$ 602
Short term deposit Twenty [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	1.02%
Principal	$ 500
Interest accrued to date	2
Short-term deposits, classified as cash equivalents	$ 502
Short term deposit Twenty One [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.46%
Principal	$ 1,000
Interest accrued to date	4
Short-term deposits, classified as cash equivalents	$ 1,004
Short term deposit Twenty Two [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.42%
Principal	$ 700
Interest accrued to date	2
Short-term deposits, classified as cash equivalents	$ 702
Short term deposit Twenty Three [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	1.07%
Principal	$ 1,700
Interest accrued to date	3
Short-term deposits, classified as cash equivalents	$ 1,703
Short term deposit Twenty Four [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.66%
Principal	$ 1,000
Interest accrued to date	3
Short-term deposits, classified as cash equivalents	$ 1,003
Short term deposit Twenty Five [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.64%
Principal	$ 2,500
Interest accrued to date	15
Short-term deposits, classified as cash equivalents	$ 2,515
Short term deposit Twenty Six [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.72%
Principal	$ 2,200
Interest accrued to date	1
Short-term deposits, classified as cash equivalents	$ 2,201
Short term deposit Twenty Seven [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.96%
Principal	$ 500
Short-term deposits, classified as cash equivalents	$ 500
Short term deposit Twenty Eight [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.58%
Principal	$ 1,500
Interest accrued to date	8
Short-term deposits, classified as cash equivalents	$ 1,508
Short term deposit Twenty Nine [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.38%
Principal	$ 1,500
Interest accrued to date	3
Short-term deposits, classified as cash equivalents	$ 1,503
Short term deposit Thirty [Member]
Cash And Cash Equivalents [Line Items]
Short term deposits, Interest rate	0.87%
Principal	$ 1,000
Interest accrued to date	1
Short-term deposits, classified as cash equivalents	1,001
Short Term Deposits Classified As Cash Equivalents [Member]
Cash And Cash Equivalents [Line Items]
Principal	1,091,838	237,550
Interest accrued to date	7,603	105
Short-term deposits, classified as cash equivalents	$ 1,099,441	$ 237,655